Restricted Cash	12 Months Ended
Dec. 31, 2015
Restricted Cash [Abstract]
Restricted Cash

5. Restricted cash

Our restricted cash balance was $419.4 million and $717.4 million as of December 31, 2015 and 2014, respectively. It is primarily related to our ECA financings, our Ex-Im financings, our AerFunding revolving credit facility and other debt. See Note 15—Debt.